Business Combinations	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Business Combinations
4. Business Combinations

a)	Payment for business transfer (‘CEPROCS’)
On December 31, 2021, the Company entered into an agreement with CEPROCS S.R.L. (“CEPROCS”), a provider of global sourcing and procurement services across multiple industries, including automotive, manufacturing, and retail/consumer packaged goods (“CPG”), pursuant to which the Company agreed to acquire its customer contract, skilled workforce and related assets, effective December 31, 2021 (“Acquisition Date”). The purchase price of the transaction, which was paid in cash, was $566. The excess of purchase price over the assets acquired amounted to $14, which has been recognized as goodwill.
The Company incurred acquisition related costs of $78, which have been included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2022.
Goodwill is attributable mainly to the benefits expected from the acquired assembled workforce and is not expected to be deductible for tax purposes.

b)	MOL Information Processing Services (I) Private Limited (“MOL IPS”)
On August 1, 2021, the Company acquired all outstanding equity shares of MOL IPS from the shareholder of MOL IPS, MOL Hong Kong Limited (“the seller”), for a total purchase consideration of
$2,958 including deferred consideration of $1,054, payable upon realization of receivables by MOL IPS, subject to adjustments for working capital, if any. MOL IPS is engaged in the business of performing back-office activities and data entry including information technology enabled services.
The Company paid $2,310 to the seller (net of cash) as part of purchase consideration for the year ended March 31, 2022. The Company has recognized an amount of $1,298 as goodwill in the books as a result of this acquisition.
The Company incurred acquisition related costs of $62, which have been included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2022.
The purchase price has been allocated on a provisional basis, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Total assets	$3,981
Less: Total liabilities	(2,321)

Net assets acquired	1,660
Less: Purchase consideration	(2,958)

Goodwill on acquisition	$1,298

Goodwill is attributable mainly to assembled workforce arising from the acquisition. Goodwill arising on acquisition is not expected to be tax deductible.

c)	Denali
On January 20, 2017 (“Acquisition Date”), the Company acquired all outstanding shares of Denali, a provider of strategic procurement BPM solutions for a purchase consideration of $38,668 (including the contingent consideration of $6,277, dependent on the achievement of revenue targets over a period of three years and deferred consideration of $522 payable in the first quart
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r of the year ended March 31, 2018), including adjustments for working capital. The Company funded the acquisition through a three-year secured term loan. Denali delivers global sourcing and procurement services to high-tech, retail and Consumer Packaged Goods (“CPG”), banking and financial services, utilities, and healthcare verticals. The acquisition of Denali is expected to add a strategic procurement capability to the Company’s existing Finance and Accounting services and will enable the Company to offer procurement solutions to its clients.
The Company made payment of $522 towards deferred consideration and reduced the purchase consideration by $968 towards working capital adjustments during the year ended March 31, 2018. During the year ended March 31, 2020, 2019 and 2018, contingent consideration of $1,745, $2,484 and $2,351, respectively, was paid by the Company to the sellers on achievement of the revenue target related to the respective measurement period.

d)	Value Edge
On June 14, 2016 (“Acquisition Date”), the Company acquired all outstanding equity shares of Value Edge which provides business research and analytics reports and databases across the domains of pharmaceutical, biotech and medical devices, for a total consideration of $18,265 including working capital adjustments of $765 and contingent consideration of $5,112 (held in escrow), subject to compliance with certain conditions, payable over a period of three years. The acquisition is expected to deepen the Company’s domain and specialized analytical capabilities in the growing pharma market, and provide the Company with a technology asset, which is leverageable across clients and industries.
During the year ended March 31, 2020, 2019 and 2018, the Company released from escrow an amount of $1,535 each towards contingent consideration payable to the sellers.